Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel P. Moran
Title:	VP Operations
Phone:	314-997-1277
Signature, Place, and Date of Signing:

	Daniel P. Moran		St Louis MO		December 31, 2006

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	108

Form 13F Information Table Value Total:	$375,018






List of Other Included Managers:

  No.	13F File Number	Name
Security
Type
Cusip
Market
Value
Quantity
Mgrs
Sole
Voting
Authority
Shared
None
Adobe Systems Inc.
COM
00724F101
10345
251570

69560

182010
AES Corporation
COM
00130h105
8834
400822

112277

288545
Airtran Holdings Inc. Convertible Notes
CONV
00949PAB4
399
300000

0

300000
Akamai Technologies Inc.
COM
00971T101
8033
151226

43336

107890
Alltel Corporation
COM
020039103
222
3670

2030

1640
Amer Oriental Bioengineering
COM
028731107
189
16165

2290

13875
America Movil SAB DE CV Sponsor ADR
COM
02364w105
12601
278667

76722

201945
Amgen Incorporated
COM
031162100
794
11615

3615

8000
Apple Inc
COM
037833100
11942
140763

41068

99695
Aqua America Inc.
COM
03836w103
761
33387

11745

21642
Automatic Data Processing
COM
053015103
473
9605

5050

4555
Avery Dennison Corp.
COM
053611109
974
14335

4150

10185
Avnet Inc. Convertible Contingent Notes
CONV
053807AL7
492
489000

0

489000
Bank Of America Corporation
COM
060505104
986
18471

7966

10505
Bankunited Capital Trust Convertible Contingent Bonds
CONV
06652BAE3
392
400000

0

400000
Becton Dickinson
COM
075887109
605
8620

2205

6415
Burlington Northern Santa Fe Inc.
COM
12189T104
442
5986

726

5260
Canadian National Railway Co.
COM
136375102
845
19630

5440

14190
Capital One Financial Corp.
COM
14040H105
938
12205

4005

8200
Carnival Corp.
COM
143658300
489
9965

1415

8550
Celgene Corp.
COM
151020104
12403
215591

56901

158690
Centurytel Inc. Convertible
CONV
156700AH9
548
500000

50000

450000
Chesapeake Energy Corp.
COM
165167107
775
26695

6505

20190
Chevron Corporation
COM
166764100
317
4308

4302

6
Chubb Corporation
COM
171232101
268
5065

1200

3865
Church & Dwight Company Inc. Convertible Unsecured Notes
CONV
171340AC6
684
475000

25000

450000
Cincinnati Financial
COM
172062101
328
7250

185

7065
Cisco Systems Inc.
COM
17275R102
13770
503848

146933

356915
Citigroup Inc.
COM
172967101
746
13399

5384

8015
Coach Inc.
COM
189754104
12555
292252

78927

213325
Coca-Cola Company
COM
191216100
459
9515

1925

7590
Cognizant Technology Solutions Class A
COM
192446102
11421
148015

39955

108060
Colgate Palmolive Co.
COM
194162103
596
9130

3115

6015
Comcast Corporation Class A
COM
20030n101
9870
233162

63777

169385
Commerce Bancshares Inc.
COM
200525103
256
5290

5290

0
ConocoPhillips
COM
20825c104
275
3817

1747

2070
CVS Corp.
COM
126650100
871
28185

7590

20595
Devon Energy Convertible Unsecured Notes
CONV
25179MAB9
2008
1450000

0

1450000
DIRECTV Group Inc.
COM
25459l106
7803
312875

80425

232450
Disney Walt Co.
COM
254687106
6837
199500

57085

142415
Disney Walt Co. Convertible Notes
CONV
254687AU0
646
532000

25000

507000
Ebay Inc.
COM
278642103
2677
89009

24349

64660
Electronic Arts Inc.
COM
285512109
10322
204966

55231

149735
Emerson Electric Co
COM
291011104
10277
233102

64512

168590
EOG Resources Inc.
COM
26875p101
841
13465

3370

10095
Exxon Mobil Corporation
COM
30231g102
332
4335

3707

628
Fairfax Financial Holdings Ltd Convertible Senior Notes
CONV
303901AL6
410
400000

0

400000
Fedex Corporation
COM
31428x106
903
8315

2405

5910
Fiserv Inc
COM
337738108
905
17260

4275

12985
Franklin Resources Inc
COM
354613101
761
6905

1290

5615
General Electric Company
COM
369604103
355
9552

7752

1800
Gilead Sciences Inc.
COM
375558103
11724
180571

49726

130845
Goldman Sachs Group Inc.
COM
38141G104
16488
82707

23192

59515
Google Inc. Class A
COM
38259p508
9703
21071

5941

15130
Gorman-Rupp Company
COM
383082104
317
8562

937

7625
Harley-Davidson Inc
COM
412822108
965
13695

4630

9065
Hartford Fincl Services Group
COM
416515104
858
9195

2310

6885
Health Management Associates Convertible Contingent Notes
CONV
421933AF9
334
329000

0

329000
Hershey Foods Inc.
COM
427866108
732
14705

3670

11035
Home Depot Inc
COM
437076102
218
5416

4268

1148
Hurco Companies Inc.
COM
447324104
209
6600

900

5700
Johnson & Johnson
COM
478160104
1008
15275

5565

9710
JP Morgan Chase & Co.
COM
46625H100
11001
227759

62984

164775
Kohls Corporation
COM
500255104
524
7658

1693

5965
Lam Research Corp
COM
512807108
6107
120652

30817

89835
Liberty Media Corp. Convertible Mortgage Backed Bonds
CONV
530715AG6
309
463000

50000

413000
Magnetek Inc.
COM
559424106
64
11400

1400

10000
Manitowoc Company Inc.
COM
563571108
9662
162585

41905

120680
McDonalds Corp.
COM
580135101
560
12624

3379

9245
Medtronic Inc  Convertible Contingent Debentures Series B
CONV
585055AD8
691
690000

50000

640000
Microsoft Corporation
COM
594918104
444
14885

8515

6370
Microtek Medical Holdings, Inc.
COM
59515b109
73
15970

2250

13720
Motorola Inc.
COM
620076109
509
24780

8040

16740
National Oilwell Varco Inc
COM
637071101
684
11180

2640

8540
Newpark Resources Inc.
COM
651718504
85
11800

800

11000
Nextel Communications Senior Convertible Notes
CONV
65332VAY9
603
613000

49000

564000
NII Holdings Inc.
COM
62913f201
7523
116738

35348

81390
Noram Energy Corporation Convertible Sub. Debentures
CONV
655419AC3
2847
2861450

144950

2716500
Nvidia Corp.
COM
67066g104
9804
264907

68347

196560
NYSE Group Inc.
COM
62949w103
6421
66056

18121

47935
Oracle Corporation
COM
68389X105
9379
547206

141836

405370
Orbit International Corp.
COM
685559304
82
10062

1437

8625
Parker-Hannifin Corp
COM
701094104
657
8550

2345

6205
Pepsico Inc.
COM
713448108
691
11055

4220

6835
Pfizer Inc
COM
717081103
255
9858

9505

353
Pimco Corporate Opportunity Fund
ETF
72201b101
281
16484

16484

0
Polo Ralph Lauren Corp.
COM
731572103
10594
136417

34987

101430
Praxair Inc
COM
74005p104
4469
75325

19360

55965
Precision Castparts Corp.
COM
740189105
12095
154510

39765

114745
Procter & Gamble Co.
COM
742718109
567
8819

4864

3955
Qualcomm Inc.
COM
747525103
344
9100

3220

5880
Quest Diagnostics Inc.
COM
74834L100
289
5445

60

5385
Raymond James Financial Inc.
COM
754730109
237
7826

7826

0
Rohm & Haas Co.
COM
775371107
555
10855

2700

8155
Rydex S & P Equal Weight ETF
ETF
78355w106
234
4943

4943

0
Schering Plough Corporation
COM
806605101
12878
544764

148999

395765
Sears Holdings Corp.
COM
812350106
12041
71704

19684

52020
Southwest Airlines Company
COM
844741108
343
22395

5350

17045
Starbucks Corporation
COM
855244109
9899
279479

75489

203990
Synergetics USA Inc.
COM
87160g107
46
10500

0

10500
T. Rowe Price Group Inc.
COM
74144t108
10997
251249

67929

183320
Target Corporation
COM
87612E106
873
15300

5320

9980
Technology Investment Capital Corp.
ETF
878717305
332
20540

20540

0
Tenaris S A  ADR
COM
88031m109
7201
144332

36942

107390
Unitedhealth Group Inc.
COM
91324p102
1028
19135

4690

14445
Versar Inc.
COM
925297103
58
14350

1350

13000
Walgreen Co.
COM
931422109
7011
152768

44738

108030
Xanser Corporation
COM
98389j103
54
11200

0

11200